LEASES (Tables)	12 Months Ended
Sep. 30, 2025
Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSES

Operating leases of the Group mainly include leases of office space. The components of lease expenses were as follows:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Lease cost
Operating lease cost	279,873	308,843	280,920	39,461
Short term lease cost	-	-	-
Total lease cost	279,873	308,843	280,920	39,461

SCHEDULE OF SUPPLEMENTAL CASH FLOWS INFORMATION RELATED TO LEASES

Supplemental cash flows information related to leases was as follows:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	(175,196)	(183,518)	(144,991)	(20,367)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	-	-	-	-

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASES

Supplemental balance sheet information related to leases was as follows :

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Operating leases
Operating lease right-of-use assets, net	127,163	280,398	39,387
Total operating lease assets	127,163	280,398	39,387
Operating lease liabilities, current	95,003	99,065	13,916
Operating lease liabilities, non-current	-	164,896	23,163
Total operating lease liabilities	95,003	263,961	37,079

	As of September 30,
	2024	2025
Weighted average remaining lease term- operating lease	0.75 years	2.75 years
Weighted average discount rate- operating lease	4.75%	3.00%

SCHEDULE OF ANNUAL UNDISCOUNTED CASH FLOW OF THE OPERATING LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended September 30, 2025:

Years ending September 30,	RMB	US$
2026	105,670	14,844
2027	110,954	15,586
2028	58,119	8,164
2029	-	-
2030	-	-
2031 and thereafter	-	-
Less: imputed interest	(10,782)	(1,515)
Total operating lease liabilities	263,961	37,079
Less: current operating lease liabilities	99,065	13,916
Non-current operating lease liabilities	164,896	23,163